Income Taxes (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 jackup	Dec. 31, 2012 jackup	Dec. 31, 2011 drillship
Income from continuing operations before income taxes in the U.S. countries			$ 173,400,000	$ 101,100,000	$ (24,200,000)
Income from continuing operations before income taxes in the non-U.S. countries			1,491,300,000	1,300,000,000	763,200,000
Deferred tax assets related to U.S. foreign tax credits	159,000,000	173,400,000	159,000,000	173,400,000
Deferred tax assets related to net operating loss carryforwards	104,000,000	87,800,000	104,000,000	87,800,000
Net operating loss carryforwards	375,600,000		375,600,000
Operating loss carryforwards, Not subject to expiration	231,400,000		231,400,000
Operating loss carryforwards, Subject to expiration	144,200,000		144,200,000
Valuation allowance on NOL carryforwards and FTC	228,800,000		228,800,000
Restructuring charges, tax		51,200,000
Proceeds from Income Tax Refunds			9,600,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	7,000,000
Consilidated effective income tax rate excluding discrete items			12.50%	12.30%	13.00%
Minimum percentage threshold for recognition of tax benefits			50.00%
Total unrecognized tax benefits	151,700,000	110,700,000	151,700,000	110,700,000	53,600,000
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions With Net Operating Loss Carryforwards			21,000,000
Amount of unrecognized tax benefits affecting the consolidated effective income tax rate if recognized	127,400,000		127,400,000
Amount of accrued interest and penalties included in other liabilities	17,300,000	18,900,000	17,300,000	18,900,000
Amount of interest and penalties recognized in net tax expense			1,600,000	2,800,000	400,000
Income tax benefits, inclusive of interest and penalties due to lapses in statute of limitations	3,100,000	28,600,000	3,100,000	28,600,000	4,200,000
Decline in unrecognized tax benefits during next twelve months	2,300,000		2,300,000
Accrued interest and penalty assessments related to the decline in unrecognized tax benefits	900,000		900,000
Number of assets transferred (in drillships or jackups)			2	1	5
Income tax liability from gain on intercompany transfers	0	3,300,000	0	3,300,000	10,300,000
Deferred tax effects of reversing temporary differences from selling subsidiaries					29,600,000
Unamortized deferred charges related to intercompany transfers	50,200,000	58,300,000	50,200,000	58,300,000
Amount included in current income taxes for amortization of deferred income taxes related to intercompany transfers			4,100,000	9,100,000	9,700,000
Deferred tax liability related to temporary difference from transferred drilling rigs	29,200,000	32,200,000	29,200,000	32,200,000
Tax benefits included in deferred income tax expense related to amortization of deferred reversing temporary differences from intercompany transfers			2,400,000	3,400,000	3,800,000
Aggregate Indefinitely reinvested undistributed subsidiary earnings.		530,000,000
Undistributed Earnings of Foreign Subsidiaries	2,100,000,000		2,100,000,000
Other Liabilities [Member]
Total unrecognized tax benefits	130,700,000		130,700,000
Minimum [Member]
Operating loss carryforwards tax credits expiration year			2017
Remaining useful life of drilling rigs associated with amortization of deferred income tax expense, minimum years			15 years
Maximum [Member]
Operating loss carryforwards tax credits expiration year			2023
Remaining useful life of drilling rigs associated with amortization of deferred income tax expense, minimum years			35 years
Mexican Tax Authority [Member]
Deferred Tax Liabilities, Gross			7,400,000
Proceeds from Income Tax Refunds			$ 30,600,000